Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(28.90%)	(17.20%)	(16.90%)
Permanent book — tax difference	29.00%	4.10%	(6.10%)
Difference in EIT rates of certain subsidiaries	(26.20%)	(12.00%)	(2.50%)
Total	(1.10%)	(0.10%)	(0.50%)